Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash	$ 152,314	$ 31,177	$ 38,667
Restricted cash	1,160	518	345
Other current assets and receivables	4,213	1,610	2,505
Current assets	157,687	33,305	41,517
Non-current assets
Reclamation deposit			63
Exploration and evaluation assets		26,446	45,970
Intangible assets	967	943	985
Right of use asset	257	482	712
Property, plant and equipment	1,036	1,631	1,514
Investment in Aqualung	5,350	2,335	2,500
Investment in Smackover Lithium	168,868	146,158	146,865
Financial asset - FID	52,299	48,138	47,086
Advances and deposits	52	58	79
Non-current assets	228,829	226,191	245,774
TOTAL ASSETS	386,516	259,496	287,291
Current liabilities
Accounts payable and accrued liabilities	9,905	5,501	12,217
Lease liabilities - short-term	181	271	381
Current liabilities	10,086	5,772	12,598
Non-current liabilities
Lease liabilities - long-term	76	206	342
Deferred income tax liabilities	21,799	24,889	25,870
Decommissioning provision	597	572	100
Non-current liabilities	22,472	25,667	26,312
TOTAL LIABILITIES	32,558	31,439	38,910
SHAREHOLDERS' EQUITY
Share capital	405,173	235,782	227,292
Reserves	37,299	36,040	34,781
Accumulated deficit	(86,247)	(37,849)	(8,338)
Accumulated other comprehensive loss	(2,267)	(5,916)	(5,354)
TOTAL SHAREHOLDERS' EQUITY	353,958	228,057	248,381
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 386,516	$ 259,496	$ 287,291